ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2012
ACCUMULATED OTHER COMPREHENSIVE INCOME

19. ACCUMULATED OTHER COMPREHENSIVE INCOME

The following is a continuity schedule of accumulated other comprehensive income:

	2012	2011	2010

Accumulated net unrealized gain on translation of net investment in foreign operations
Balance, beginning of year	$547	$759	$742
Net unrealized gain (loss)	86	(171)	20
Repurchase of shares under normal course issuer bids [note 18]	(4)	(41)	(3)

Balance, end of year	629	547	759

Accumulated net unrealized gain (loss) on cash flow hedges [a]
Balance, beginning of year	(23)	40	(13)
Net unrealized gain (loss)	75	(41)	80
Reclassification of net gain to net income	(18)	(22)	(27)

Balance, end of year	34	(23)	40

Accumulated net unrealized gain on available-for-sale investments
Balance, beginning of year	5	11	—
Net unrealized (loss) gain	(4)	(6)	11

Balance, end of year	1	5	11

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(107)	(58)	(44)
Net unrealized loss	(72)	(52)	(18)
Reclassification of net loss to net income	11	3	4

Balance, end of year	(168)	(107)	(58)

Total accumulated other comprehensive income [c]	$496	$422	$752

[a]	The amount of income tax (obligation) benefit that has been netted in the accumulated net unrealized gain (loss) on cash flow hedges is as follows:

	2012	2011	2010

Balance, beginning of year	$12	$(15)	$2
Net unrealized (gain) loss	(30)	18	(22)
Reclassification of net gain to net income	5	9	5

Balance, end of year	$(13)	$12	$(15)

[b]	The amount of income tax benefit that has been netted in the accumulated net unrealized loss on other long-term liabilities is as follows:

	2012	2011	2010
Balance, beginning of year	$24	$1	$6
Net unrealized loss (gain)	15	25	(3)
Reclassification of net loss to net income	(3)	(2)	(2)

Balance, end of year	$36	$24	$1

[c]	The amount of other comprehensive income that is expected to be reclassified to net income during 2013 is $18 million [net of income tax of $7 million].